Intangible assets, airport concessions and goodwill - Net: (Tables)	12 Months Ended
Dec. 31, 2022
Intangible assets, airport concessions and goodwill - Net:
Schedule of movements of intangible assets of airport concessions

			Foreign currency
	1/1/2021		translation		Additions (**)		Transfers		12/31/2021

Concessions (Regulated Activity)	Ps.	52,685,526	Ps.	(284,573)	Ps.	219,336	Ps.	2,113,556	Ps.	54,733,845
Contracts assets		3,704,065		8,403		3,146,143		(2,113,556)		4,745,055
Contractor advance		431,805		(104)		278,496				710,197
Licences and ODC		364,727				27,685				392,412
Commercial Right’s (Unregulated Activity)		6,490,236		182,071						6,672,307
Goodwill		2,567,365		35,877						2,603,242
Accumulated amortization		(14,061,413)		92,993		(1,915,289)				(15,883,709)
	Ps.	52,182,311	Ps.	34,667	Ps.	1,756,371	Ps	—	Ps.	53,973,349

			Foreign currency
	1/1/2022		translation		Additions (*)		Transfers		12/31/2022

Concessions (Regulated Activity)	Ps.	54,733,845	Ps.	(1,850,332)	Ps.	134,622	Ps.	3,424,706	Ps.	56,442,841
Contracts assets		4,745,055		(19,605)		2,692,694		(3,424,706)		3,993,438
Contractor advance		710,197		(67)		(332,033)				378,097
Licences and ODC		392,412				27,027				419,439
Commercial Right’s (Unregulated Activity)		6,672,307		(324,598)						6,347,709
Goodwill		2,603,242		(133,864)						2,469,378
Accumulated amortization		(15,883,709)		485,787		(1,994,899)				(17,392,821)
	Ps.	53,973,349	Ps.	(1,842,679)	Ps.	527,411	Ps.	—	Ps.	52,658,081
(*)

Within the most significant additions in 2021 are: In Mexico a) the continuation of the expansion works of the terminal building, commercial platform and roads at the Merida Airport; b) the continuation of the expansion works of terminal 3 and expansion works of terminal 4, expansion of taxiways, expansion of platforms and roads at Cancun Airport, c) New terminal in Tapachula Airport. At Aerostar, the most significant addition is the expansion works of Terminal D at the LMM Airport.

(**)

Within the most significant additions in 2022 are: In Mexico a) the continuation of the expansion works of the terminal building, commercial platform and roads at the Merida Airport; b) the continuation of the expansion works of terminal 3 and expansion works of terminal 4, expansion of taxiways, expansion of platforms and roads at Cancun Airport. At Aerostar, the most significant addition is the expansion works of Terminal D at the LMM Airport.

Schedule of allocation of goodwill for each operating segment

	December 31,
	2021		2022
Aerostar	Ps.	997,644	Ps.	930,231
Airplan		1,605,598		1,539,147
	Ps.	2,603,242	Ps.	2,469,378

Schedule of expected probability weighted cash flows

	2021		2022
	Airplan	Aerostar	Airplan	Aerostar

Negative scenario	20.00%	15.00%	15.00%	15.00%
Base scenario	70.00%	75.00%	75.00%	75.00%
Positive scenario	10.00%	10.00%	10.00%	10.00%
	100.00%	100.00%	100.00%	100.00%

Schedule of CGU with a significant amount of goodwill

	2021
	Airplan	Aerostar
Discount rate	8.57%	9.26%
Operating costs and expenses annual average	3.00%	3.00%
Passenger growth rate in the recovery period of each CGU	18.96%	— *
Recovery period(years)	1	— *
Average growth rate of passengers in the period
after the recovery of passengers for each CGU	4.90%	1.70%
Hierarchy level of the fair value of the recoverable of the CGU	3	3

* This CGU recovered its passenger levels during 2021, taking into account 2019.

	2022
	Airplan	Aerostar

Discount rate	15.31%	10.21%
Operating costs and expenses annual average	4.00%	3.90%
Passenger growth rate in the recovery period of each CGU	— **	—
Recovery period(years)	— **	—
Average growth rate of passengers in the period after the recovery of passengers for each CGU	4.79%	2.50%
Hierarchy level of the fair value of the recoverable of the CGU	3	3

** This CGU recovered its passenger levels during 2022, taking into account 2019.